                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust for Investment Grade Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-------------------------------
NYSE Ticker Symbol - VGM
-------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     8.04%
-----------------------------------------------------------------------
One-year total return(1)                                     17.95%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      8.30%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       7.19%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.99%
-----------------------------------------------------------------------
Commencement date                                          01/24/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.83%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.12%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.200%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.080%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                           0.980%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                           0.970%
-----------------------------------------------------------------------
Net asset value                                              $17.54
-----------------------------------------------------------------------
Closing common share market price                            $16.16
-----------------------------------------------------------------------
Six-month high common share market price (4/30/03)           $16.16
-----------------------------------------------------------------------
Six-month low common share market price (12/12/02)           $15.15
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  75.7%
AA/Aa.............................   8.7%
A/A...............................  12.6%
BBB/Baa...........................   2.6%
BB/Ba.............................   0.2%
Non-Rated.........................   0.2%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
General Purpose...................  21.6%
Public Education..................  11.7%
Transportation....................   9.0%
Higher Education..................   8.9%
Health Care.......................   8.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $17.0600                           $16.5000
                                                                         $17.3900                           $16.5000
                                                                         $18.0900                           $17.2500
                                                                         $17.9100                           $16.8750
                                                                         $16.1100                           $15.2500
6/94                                                                     $15.8400                           $15.6250
                                                                         $15.5700                           $14.2500
                                                                         $14.8500                           $13.7500
                                                                         $16.0800                           $15.3750
6/95                                                                     $16.1600                           $15.3750
                                                                         $16.3200                           $15.2500
                                                                         $17.1300                           $15.7500
                                                                         $16.3800                           $15.8750
6/96                                                                     $16.1400                           $15.0625
                                                                         $16.4400                           $15.8750
                                                                         $16.6900                           $15.3750
                                                                         $16.3100                           $15.0000
6/97                                                                     $16.8500                           $15.8125
                                                                         $17.2600                           $16.3750
                                                                         $17.5300                           $16.3750
                                                                         $17.4600                           $16.3750
6/98                                                                     $17.4600                           $16.2500
                                                                         $17.8700                           $17.1875
                                                                         $17.4800                           $17.3750
                                                                         $17.3000                           $16.6875
6/99                                                                     $16.5700                           $15.5620
                                                                         $16.0000                           $14.5000
                                                                         $15.4200                           $13.0000
                                                                         $15.8200                           $13.3125
6/00                                                                     $15.7700                           $13.4375
                                                                         $16.0200                           $13.6875
                                                                         $17.0000                           $14.1600
                                                                         $17.1200                           $14.8000
6/01                                                                     $16.9000                           $14.6100
                                                                         $17.2600                           $14.7500
                                                                         $16.5400                           $14.5600
                                                                         $16.4100                           $14.7500
6/02                                                                     $17.0700                           $15.7000
                                                                         $18.2100                           $16.8700
                                                                         $17.3900                           $15.8300
                                                                         $17.3800                           $15.7700
4/03                                                                     $17.5400                           $16.1600

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TOM BYRON, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 2000 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1981. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates, and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement feature made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0920 per share translated to a distribution rate of 6.83 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.12 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 8.04 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   While interest rates fell somewhat
during the period, they remained largely confined to a relatively tight trading range at historically low levels. As a result, there were fewer compelling opportunities for reinvesting the proceeds of sales from the portfolio than we've seen in some time. This kept the portfolio's turnover relatively low as we attempted to protect the dividend by limiting the likelihood of having to reinvest in lower-yielding securities.

    Overall, our focus over the period was on positioning the portfolio to perform well in the event of rising interest rates, while also maintaining an attractive yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years and shorter call dates. The yield of these bonds is competitive, yet their interest rate volatility is more closely related to the 10-year call feature. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential and downside protection.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, California was a major issuer of debt during the period, and issued so much that prices for the state's debt temporarily dropped due to the influx of supply. We took advantage of this issuance by purchasing several well-structured deals for the portfolio. We anticipate that these bonds should return to fair value, and when they do we may consider selling them.

    The portfolio also enjoyed the fruits of a long-running strategy during the period. Several years ago, we purchased some securities that were at the time deeply discounted, with coupons well below the market rate. They were so out of favor that we were able to purchase them at extremely attractive prices. As interest rates have fallen over the intervening years, however, the bonds have come closer and closer to being current coupons. Their falling yields have given the portfolio a substantial boost in terms of price performance, and once the bonds met their performance objectives we sold them into strong retail demand and reinvested the proceeds into premium intermediate and other securities with better total return prospects. The troubled economy led us to trim some of the portfolio's holdings, and to avoid some sectors altogether. In the course of their credit monitoring, our analysts came to the conclusion that one of the portfolio's healthcare holdings was likely to experience credit--and thus price--performance difficulties. We sold the position in order to protect the trust from any deterioration in the issuer's financial health.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MUNICIPAL BONDS  152.1%
           ALABAMA  1.3%
$   750    Birmingham Baptist Med Ctr AL Baptist
           Hlth Sys Ser A........................        5.875%  11/15/24  $     791,722
  2,000    Jefferson Cnty, AL Swr Rev Cap Impt
           Wts Ser A (FGIC Insd).................        5.000   02/01/41      2,021,760
  3,000    Jefferson Cnty, AL Wts Ser A (AMBAC
           Insd).................................        5.000   04/01/09      3,352,980
                                                                           -------------
                                                                               6,166,462
                                                                           -------------
           ARIZONA  1.8%
  2,800    Phoenix, AZ Civic Impt Corp Arpt Rev
           Jr Lien (FGIC Insd)...................        5.375   07/01/29      2,847,712
  4,375    Salt River Proj AZ Agric Impt Salt
           River Proj Ser A Rfdg.................        5.250   01/01/06      4,791,194
  1,000    Scottsdale, AZ Indl Dev Auth Hosp Rev
           Scottsdale Hlthcare...................        5.800   12/01/31      1,034,640
                                                                           -------------
                                                                               8,673,546
                                                                           -------------
           CALIFORNIA  10.8%
  2,895    ABC CA Uni Sch Dist Cap Apprec Ser B
           (FGIC Insd)...........................      *         08/01/20      1,246,326
  1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub
           Impt Proj Ser C (FSA Insd)............        6.000   09/01/16      1,579,435
  1,000    California St Dept Wtr Res Pwr Ser
           A.....................................        6.000   05/01/15      1,154,090
  2,000    California St Dept Wtr Res Pwr Ser A
           (AMBAC Insd)..........................        5.500   05/01/16      2,259,180
  4,000    California St Dept Wtr Res Pwr Ser A
           (AMBAC Insd)..........................        5.375   05/01/18      4,422,800
  1,320    California St Dept Wtr Res Pwr Ser A
           (MBIA Insd)...........................        5.125   05/01/19      1,416,096
  1,000    California St Pub Wks Brd UCLA
           Replacement Hosp Ser A (FSA Insd).....        5.375   10/01/20      1,091,000
  3,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc B (MBIA Insd)...........        5.000   03/01/33      3,084,840
  2,000    Foothill/Eastern Corridor Agy CA Toll
           Rd Rev Cap Apprec Rfdg (MBIA Insd)....      *         01/15/17      1,001,200

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           CALIFORNIA (CONTINUED)
$20,750    Foothill/Eastern Corridor Agy CA Toll
           Rd Rev Sr Lien Ser A (Escrowed to
           Maturity) (a).........................      *         01/01/23  $   7,984,392
  3,000    Fremont, CA Uni Sch Dist Ser A (FGIC
           Insd).................................        5.000%  08/01/25      3,113,160
  2,500    Los Angeles, CA Uni Sch Dist Ser A
           (FSA Insd)............................        5.250   07/01/20      2,725,025
  4,020    Oakland, CA Uni Sch Dist (FGIC
           Insd).................................        5.250   08/01/18      4,387,307
  3,000    Port Oakland, CA Ser M (FGIC Insd)....        5.250   11/01/18      3,295,290
  2,000    Salinas, CA Uni High Sch Dist Ser A
           (MBIA Insd)...........................        5.000   06/01/27      2,066,020
  3,000    San Francisco, CA City & Cnty Second
           Ser Issue 29 B Rfdg (FGIC Insd).......        5.125   05/01/20      3,218,400
  3,745    Santa Clarita, CA Cmnty College (FGIC
           Insd).................................        5.000   08/01/23      3,912,589
  3,000    Temecula, CA Redev Agy Tax Temecula
           Redev Proj No 1 (MBIA Insd)...........        5.250   08/01/36      3,148,680
                                                                           -------------
                                                                              51,105,830
                                                                           -------------
           COLORADO  2.6%
  4,000    Adams & Arapahoe Cntys CO Sch Dist 28
           Ser A (FSA Insd)......................        5.250   12/01/20      4,339,800
  1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
           Rev E-470 Proj Ser B (Prerefunded @
           08/31/05).............................        6.950   08/31/20      1,155,530
  2,000    Aurora, CO Ctfs Part (AMBAC Insd).....        5.500   12/01/30      2,173,560
  1,000    Colorado Hlth Fac Auth Rev Catholic
           Hlth Initiatives Ser A................        5.500   03/01/32      1,029,890
  1,125    Colorado Hlth Fac Auth Rev Hosp
           Portercare Adventist Hlth.............        6.500   11/15/31      1,226,779
    181    Colorado Hsg Fin Auth Single Family
           Pgm Sr Ser B1.........................        7.650   11/01/26        185,947
  1,805    Lakewood, CO Ctfs Part (AMBAC Insd)...        5.300   12/01/16      1,999,615
                                                                           -------------
                                                                              12,111,121
                                                                           -------------
           CONNECTICUT  1.1%
  3,000    Bridgeport, CT Ser A Rfdg (FGIC
           Insd).................................        5.375   08/15/14      3,382,590
  1,830    Connecticut St Spl Oblig Pkg Rev
           Bradley Intl Arpt Ser A (ACA Insd)....        6.600   07/01/24      1,981,066
                                                                           -------------
                                                                               5,363,656
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           DISTRICT OF COLUMBIA  0.8%
$ 1,600    District of Columbia Ser E
           (Prerefunded @ 06/01/03) (FSA Insd)...        6.000%  06/01/13  $   1,637,952
  2,000    Metropolitan Washington DC Arpt Auth
           Sys Ser A (FGIC Insd).................        5.250   10/01/32      2,043,900
                                                                           -------------
                                                                               3,681,852
                                                                           -------------
           FLORIDA  10.5%
 10,950    Dade Cnty, FL Spl Oblig Cap Apprec Ser
           B Rfdg (Prerefunded @ 10/01/08) (AMBAC
           Insd).................................      *         10/01/26      3,135,094
  3,000    Escambia Cnty, FL Hlth Fac Auth Hlth
           Fac Rev FL Hlthcare Fac Ln (AMBAC
           Insd).................................        5.950   07/01/20      3,288,420
  2,500    Florida St Brd Ed Cap Outlay Pub Ed
           Ser C (FGIC Insd).....................        5.750   06/01/29      2,806,175
  1,000    Florida St Brd Ed Lottery Rev Ser A
           (FGIC Insd)...........................        6.000   07/01/14      1,173,740
  1,400    Florida St Dept Corrections Ctf Part
           Okeechobee Correctional (AMBAC
           Insd).................................        6.250   03/01/15      1,538,530
  1,200    Gulf Breeze, FL Rev Loc Govt Ln E
           (FGIC Insd)...........................        5.050   12/01/20      1,310,280
  2,000    Gulf Breeze, FL Rev Loc Govt Ln E
           (FGIC Insd)...........................        5.150   12/01/20      2,231,820
  4,550    Hillsborough Cnty, FL Sch Dist (AMBAC
           Insd) (a).............................        5.375   10/01/17      5,029,297
  1,000    Hillsborough Cnty, FL Util Jr Lien
           Rfdg (AMBAC Insd).....................        5.000   08/01/06      1,104,140
  2,000    Jacksonville, FL Sales Tax Rev Better
           Jacksonville (MBIA Insd)..............        5.250   10/01/19      2,194,260
  1,000    Jea, FL Elec Sys Rev Ser 3 Ser A......        5.500   10/01/41      1,075,010
  2,000    Miami-Dade Cnty, FL Aviation Miami
           Intl Arpt (FGIC Insd).................        5.375   10/01/27      2,067,400
  1,500    Miami-Dade Cnty, FL Aviation Ser A
           (FSA Insd)............................        5.000   10/01/33      1,507,215
  2,000    Miami-Dade Cnty, FL Aviation Ser A
           (FSA Insd)............................        5.125   10/01/35      2,020,320
  2,000    Miami-Dade Cnty, FL Hlth Fac Miami
           Children Hosp Ser A Rfdg (AMBAC
           Insd).................................        5.000   08/15/20      2,110,100
  1,980    Miami-Dade, FL Sch Brd Ser C (FSA
           Insd).................................        5.500   10/01/13      2,246,013

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           FLORIDA (CONTINUED)
$ 2,000    Palm Beach Cnty, FL Sch Brd Ctf Ser E
           Rfdg (AMBAC Insd).....................        5.250%  08/01/11  $   2,270,820
  1,655    Reedy Creek Impt Dist FL Ser A Rfdg
           (AMBAC Insd)..........................        5.500   06/01/11      1,907,321
  3,465    Reedy Creek Impt Dist FL Ser C (AMBAC
           Insd).................................        4.750   06/01/15      3,573,697
  1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
           (FSA Insd)............................        5.500   07/01/14      1,377,222
  1,000    Tallahassee, FL Lease Rev FL St Univ
           Proj Ser A (MBIA Insd)................        5.500   08/01/17      1,121,320
  1,250    Tampa, FL Hosp Rev Cap Impt H Lee
           Moffitt Ser A.........................        5.750   07/01/19      1,311,750
  2,880    Tampa, FL Occupational License Ser A
           Rfdg (FGIC Insd)......................        5.375   10/01/15      3,256,963
                                                                           -------------
                                                                              49,656,907
                                                                           -------------
           GEORGIA  2.8%
  1,500    George L Smith ll GA World Congress
           Cent Auth Rev Domed Stadium Proj Rfdg
           (MBIA Insd)...........................        5.500   07/01/20      1,595,700
  5,660    Georgia Muni Elec Auth Pwr Rev Ser Y
           (MBIA Insd) (a).......................        6.500   01/01/17      7,032,550
    240    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd)....        6.500   01/01/17        300,838
  4,000    Municipal Elec Auth GA Combustion
           Turbine Proj Ser A (MBIA Insd) (a)....        5.250   11/01/16      4,420,360
                                                                           -------------
                                                                              13,349,448
                                                                           -------------
           HAWAII  0.3%
  1,385    Honolulu, HI City & Cnty Ser B (FGIC
           Insd).................................        5.500   10/01/11      1,595,257
                                                                           -------------

           ILLINOIS  15.7%
  1,395    Bolingbrook, IL Cap Apprec Ser C Rfdg
           (MBIA Insd)...........................      *         01/01/23        507,250
  2,000    Chicago, IL Brd of Ed (FGIC Insd).....        5.500   12/01/31      2,160,180
  2,000    Chicago, IL Brd of Ed Chicago Sch
           Reform (AMBAC Insd)...................        5.750   12/01/20      2,261,480
  4,865    Chicago, IL Cap Apprec (Prerefunded @
           07/01/05) (AMBAC Insd)................      *         07/01/16      2,343,860
  1,500    Chicago, IL Lakefront Millennium Pk
           Facs (MBIA Insd)......................        5.125   01/01/28      1,543,185

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 7,000    Chicago, IL O'Hare Intl Arpt Rev Genl
           Arpt Second Lien Ser A Rfdg (MBIA
           Insd) (a).............................        6.375%  01/01/12  $   7,641,620
  2,000    Chicago, IL O'Hare Intl Arpt Rev
           Second Lien Passenger Fac B (AMBAC
           Insd).................................        5.500   01/01/17      2,220,200
  3,500    Chicago, IL Proj Ser A Rfdg (MBIA
           Insd) (a).............................        5.000   01/01/31      3,560,130
  2,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd)...............        5.750   01/01/25      2,227,800
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (Prerefunded @ 01/01/10)
           (MBIA Insd)...........................        6.000   01/01/30      1,185,270
  2,870    Cook Cnty, IL Cap Impt Ser A (FGIC
           Insd).................................        5.000   11/15/28      2,925,735
  3,500    Du Page Cnty, IL Fst Presv Dist.......      *         11/01/10      2,660,875
  2,545    Du Page Cnty, IL Trans Rev (FSA
           Insd).................................        5.750   01/01/15      2,903,056
    845    East Peoria, IL Ser C Rfdg............        7.000   05/01/17        888,805
  1,310    Elgin, IL Ser B Rfdg..................        5.750   12/15/13      1,548,525
  1,600    Grundy, Kendall, & Will Cntys (AMBAC
           Insd).................................        5.500   05/01/15      1,791,456
  1,250    Illinois Dev Fin Auth Rev Bradley Univ
           Proj (AMBAC Insd).....................        5.375   08/01/24      1,334,325
  1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd).........        5.750   01/01/15      1,671,529
  1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd).........        5.750   01/01/17      1,284,587
  3,285    Illinois Dev Fin Auth Rev Presbyterian
           Home Lake Proj Ser B (FSA Insd).......        6.300   09/01/22      3,735,669
  2,000    Illinois Edl Fac Auth Rev Lewis
           Univ..................................        6.100   10/01/16      2,047,300
  1,250    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser C (FSA Insd).................        6.750   04/15/17      1,277,687
    700    Illinois Hlth Fac Auth Rev Highland
           Park Hosp Proj Ser A (Prerefunded @
           10/01/07) (MBIA Insd).................        5.750   10/01/17        817,292
  1,000    Illinois Hlth Fac Auth Rev Midwest
           Physician Grp Ltd Rfdg................        5.500   11/15/19        797,230
  2,000    Illinois Hlth Fac Auth Rev OSF
           Hlthcare Sys Rfdg.....................        6.000   11/15/10      2,059,880
  2,275    Illinois Hlth Fac Auth Rev South
           Suburban Hosp (Escrowed to
           Maturity).............................        7.000   02/15/18      2,896,848
  1,000    Illinois St (FGIC Insd)...............        5.250   12/01/20      1,070,780

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 2,000    Illinois St First Ser (FGIC Insd).....        5.375%  11/01/14  $   2,239,080
  4,000    Illinois St First Ser (FSA Insd)......        5.250   12/01/20      4,310,480
    250    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Proj (FGIC Insd)............        5.375   12/15/18        274,945
  8,845    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Ser A (FGIC Insd) (a).......      *         06/15/16      4,869,261
  3,000    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Ser A (MBIA Insd)...........        5.250   06/15/42      3,136,980
  1,005    Naperville, IL Ser A..................        5.000   12/01/10      1,125,097
  1,105    Saint Clair Cnty, IL Pub Bldg Comm
           Bldg Rev Cap Apprec Ser B (FGIC
           Insd).................................      *         12/01/15        631,596
  1,000    Southern IL Univ Rev Cap Apprec Hsg &
           Aux (MBIA Insd).......................      *         04/01/29        252,580
                                                                           -------------
                                                                              74,202,573
                                                                           -------------
           INDIANA  3.6%
  2,000    Indiana Transn Fin Auth Toll Rd Lease
           Rev Rfdg (AMBAC Insd).................        5.375   07/01/09      2,251,080
  4,500    Indianapolis, IN Arpt Auth Rev Spl Fac
           Fed Express Corp Proj (a).............        7.100   01/15/17      4,785,345
  1,935    Logansport, IN Sch Bldg Corp First Mtg
           (FGIC Insd)...........................        5.500   07/15/13      2,181,558
  1,000    Marion Cnty, IN Convention & Rec Fac
           Auth Excise Tax Rev (MBIA Insd).......      *         06/01/14        617,240
  1,280    North Adams, IN Cmnty Schs Renovation
           Bldg Corp Cap Apprec First Mtg (FSA
           Insd).................................      *         01/15/19        594,701
  1,200    North Adams, IN Cmnty Schs Renovation
           Bldg Corp Cap Apprec First Mtg (FSA
           Insd).................................      *         07/15/15        694,512
  1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr
           & Lt..................................        5.950   12/01/29      1,373,220
  1,605    Richland Beanblossom, IN Sch First Mtg
           (FGIC Insd)...........................        5.500   07/15/12      1,822,895
  2,530    Vigo Cnty, IN Sch Bldg Corp First Mtg
           Impt & Rfdg (FSA Insd)................        5.250   07/10/24      2,664,368
                                                                           -------------
                                                                              16,984,919
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           IOWA  0.8%
$ 1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd).................................        5.750%  06/01/15  $   1,939,654
  1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd).................................        5.750   06/01/16      2,052,090
                                                                           -------------
                                                                               3,991,744
                                                                           -------------
           KANSAS  0.5%
  1,975    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)...................        6.000   09/01/09      2,332,218
                                                                           -------------

           KENTUCKY  2.0%
  1,000    Kenton Cnty, KY Arpt Brd Rev
           Cincinnati/ Northn KY Intl Arpt Ser A
           Rfdg (MBIA Insd)......................        6.200   03/01/08      1,146,690
  1,500    Kenton Cnty, KY Arpt Brd Rev
           Cincinnati/ Northn KY Intl Arpt Ser A
           Rfdg (MBIA Insd)......................        6.250   03/01/09      1,722,480
    945    Kentucky Hsg Corp Hsg Rev Ser B.......        6.250   07/01/28      1,003,562
  1,500    Kentucky St Ppty & Bldg Proj No 69 Ser
           A.....................................        5.000   08/01/05      1,618,200
  1,000    Kentucky St Tpk Auth Econ Dev
           Revitalization Proj Rfdg (FSA Insd)...        5.625   07/01/14      1,129,240
  2,450    Louisville & Jefferson Cnty, KY Swr
           Ser A (MBIA Insd).....................        5.500   05/15/16      2,766,221
                                                                           -------------
                                                                               9,386,393
                                                                           -------------
           LOUISIANA  0.4%
  2,000    Louisiana St Ser A (FGIC Insd)........        5.500   11/15/03      2,047,540
                                                                           -------------

           MAINE  0.6%
  2,650    Maine Muni Bank Ser A Rfdg
           (Prerefunded @ 06/01/03) (MBIA
           Insd).................................        5.800   11/01/20      2,713,679
                                                                           -------------

           MARYLAND  1.0%
  2,250    Maryland St Trans Auth Arpt Baltimore/
           Wash Intl Arpt B (AMBAC Insd).........        5.125   03/01/24      2,306,295
  2,350    Northeast MD Waste Disp Auth Rfdg
           (AMBAC Insd)..........................        5.500   04/01/16      2,584,647
                                                                           -------------
                                                                               4,890,942
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MASSACHUSETTS  3.1%
$ 2,000    Massachusetts Muni Whsl Elec Co
           Nuclear Proj 5 (MBIA Insd)............        5.250%  07/01/13  $   2,227,600
  2,625    Massachusetts Muni Whsl Elec Co Pwr
           Supply Sys Rev Ser A (Prerefunded @
           07/01/04) (AMBAC Insd)................        5.000   07/01/14      2,795,257
  5,000    Massachusetts St Cons Ln Ser E (FSA
           Insd).................................        5.250   01/01/20      5,403,050
  1,500    Massachusetts St Fed Hwy Grant Antic
           Nt Ser A..............................        5.750   06/15/14      1,722,900
    500    Massachusetts St Hlth & Ed Fac Auth
           Rev Hlthcare Sys Covenant Hlth........        6.000   07/01/31        523,480
  1,000    Massachusetts St Hlth & Ed Fac Auth
           Rev Partn Hlthcare Sys Ser C..........        5.750   07/01/32      1,057,180
  1,000    Massachusetts St Indl Fin Agy Rev
           Wentworth Institute Tech..............        5.650   10/01/18      1,044,870
                                                                           -------------
                                                                              14,774,337
                                                                           -------------
           MICHIGAN  5.9%
  2,500    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Dev Area No 1 Proj Ser A
           Rfdg (MBIA Insd)......................        4.750   07/01/25      2,514,075
  3,015    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/17      1,489,320
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/18      1,412,394
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/19      1,323,578
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/22      1,081,987
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/23      1,011,044
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1..................      *         07/01/24        945,439
  2,965    Detroit, MI Wtr Supply Sys Rev Sr Lien
           Ser C Rfdg (MBIA Insd)................        5.250   07/01/20      3,206,321
  3,500    Grand Rapids, MI Downtown Dev Cap
           Apprec (MBIA Insd)....................      *         06/01/15      2,087,995
  2,765    Grand Rapids, MI Downtown Dev Cap
           Apprec (MBIA Insd)....................      *         06/01/16      1,558,382
  1,000    Grand Rapids, MI Wtr Supply Sys Rfdg
           (FGIC Insd)...........................        5.750   01/01/13      1,140,400

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MICHIGAN (CONTINUED)
$ 1,400    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Cent.............        5.250%  05/15/26  $   1,208,060
  2,000    Michigan Muni Bd Auth Rev Clean Wtr
           Rev Fd................................        5.250   10/01/18      2,197,020
  2,850    Michigan St Hosp Fin Auth Rev
           Ascension Hlth Cr Ser A (Prerefunded @
           11/15/09) (MBIA Insd).................        5.750   11/15/18      3,377,791
  1,500    Michigan St Strategic Fd Detroit
           Edison Co Proj C Rfdg (XLCA Insd).....        5.450   12/15/32      1,558,875
  1,000    Michigan St Strategic Fd Detroit
           Edison Pollutn Ctl Ser B Rfdg.........        5.650   09/01/29      1,021,430
  1,000    Wayne Charter Cnty, MI Arpt Rev
           Detroit Met Wayne Cnty Ser A (MBIA
           Insd).................................        5.000   12/01/22      1,015,410
                                                                           -------------
                                                                              28,149,521
                                                                           -------------
           MINNESOTA  1.7%
  5,000    Minneapolis & Saint Paul, MN Metro
           Arpts Comm Arpt Rev Ser A (FGIC Insd)
           (a)...................................        5.125   01/01/31      5,169,800
  2,800    Minnesota Agriculture & Econ Dev Brd
           Rev Hlthcare Sys Fairview Hosp Ser A
           (MBIA Insd)...........................        5.750   11/15/26      3,078,740
                                                                           -------------
                                                                               8,248,540
                                                                           -------------
           MISSISSIPPI  1.5%
    500    Gulfport, MS Hosp Fac Rev Mem Hosp at
           Gulfport Proj A.......................        5.750   07/01/31        517,235
  3,000    Medical Cent Edl Bldg Corp MS Rev Univ
           MS Med Cent Proj (Prerefunded @
           12/01/04) (MBIA Insd).................        5.900   12/01/23      3,279,960
  3,250    Mississippi Business Fin Corp MS
           Pollutn Ctl Rev Sys Energy Res Inc
           Proj..................................        5.875   04/01/22      3,209,635
                                                                           -------------
                                                                               7,006,830
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MISSOURI  1.3%
$ 1,500    Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp
           Assoc.................................        5.625%  06/01/27  $   1,535,265
  1,625    Jefferson Cnty, MO Reorg Sch Dist No
           R-6 (FGIC Insd).......................        5.625   03/01/20      1,808,495
  1,500    Kansas City, MO Met Cmnty Impt
           Leasehold Jr College Rfdg (FGIC
           Insd).................................        5.500   07/01/17      1,665,885
  1,000    Missouri St Hwys & Trans Ser A........        5.125   02/01/17      1,085,950
                                                                           -------------
                                                                               6,095,595
                                                                           -------------
           NEBRASKA  0.3%
  1,190    Dodge Cnty, NE Sch Dist No 001 Fremont
           (FSA Insd)............................        5.750   12/15/13      1,379,424
                                                                           -------------

           NEVADA  0.3%
  1,500    Reno, NV Sr Lien Retrac Reno Trans
           Proj (AMBAC Insd).....................        5.125   06/01/32      1,544,070
                                                                           -------------

           NEW HAMPSHIRE  0.5%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch........................        7.000   07/01/30      1,034,360
  1,000    New Hampshire St Bus Fin Auth Wtr Fac
           Rev Pennichuck Wtrwks Inc (AMBAC
           Insd).................................        6.300   05/01/22      1,142,580
                                                                           -------------
                                                                               2,176,940
                                                                           -------------
           NEW JERSEY  10.4%
  1,500    New Jersey Econ Dev Auth Rev Trans
           Proj Sublease Ser A (FSA Insd)........        5.250   05/01/17      1,645,440
  4,000    New Jersey Econ Dev Auth Sch Facs
           Constr Ser C (MBIA Insd)..............        5.000   06/15/16      4,342,920
 25,000    New Jersey Econ Dev Auth St Contract
           Econ Recovery (MBIA Insd) (a).........        5.900   03/15/21     29,796,250
  2,000    New Jersey Hlthcare Fac Fin Auth Rev
           Gen Hosp Ctr at Passaic (Escrowed to
           Maturity) (FSA Insd)..................        6.000   07/01/06      2,225,000
  3,000    New Jersey St Ed Fac Auth Higher Ed
           Cap Impt Ser A (AMBAC Insd)...........        5.250   09/01/19      3,268,860
  1,000    New Jersey St Tpk Auth Tpk Rev Ser A
           (MBIA Insd)...........................        6.000   01/01/11      1,175,280

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NEW JERSEY (CONTINUED)
$ 3,500    New Jersey St Trans Corp Ctfs Fed
           Trans Admin Grant Ser A (AMBAC
           Insd).................................        5.500%  09/15/13  $   4,047,715
  2,385    New Jersey St Trans Corp Ctfs Fed
           Trans Admin Grants Ser A (Prerefunded
           @ 09/15/09) (AMBAC Insd)..............        5.750   09/15/11      2,797,486
                                                                           -------------
                                                                              49,298,951
                                                                           -------------
           NEW YORK  23.1%
  1,500    Long Island Pwr Auth NY Elec Sys Rev
           Gen Ser A (MBIA Insd).................        5.500   12/01/29      1,519,695
  3,000    Metropolitan Trans Auth NY Commuter
           Fac Rev Ser A (Prerefunded @ 01/01/08)
           (MBIA Insd)...........................        5.625   07/01/27      3,474,510
  2,000    Metropolitan Trans Auth NY Trans Fac
           Rev Svc Contract Ser R (Prerefunded @
           07/01/15).............................        5.500   07/01/17      2,361,920
  2,000    Nassau Cnty, NY Interim Fin Auth Sales
           Tax Secured Ser A.....................        5.750   11/15/13      2,256,140
  2,500    New York City Ser A Rfdg..............        7.000   08/01/05      2,771,450
  3,000    New York City Ser A Rfdg..............        7.000   08/01/06      3,428,370
  1,850    New York City Ser G...................        5.875   10/15/14      2,042,030
  1,000    New York City Ser H...................        5.750   03/15/13      1,092,790
  5,000    New York City Ser I...................        6.000   04/15/12      5,554,750
 10,000    New York City Trans Auth Trans Fac
           Livingston Plaza Proj Rfdg (Escrowed
           to Maturity) (FSA Insd)...............        5.400   01/01/18     11,505,600
  3,000    New York City Transitional Fin Auth
           Rev Future Tax Secd Ser A (b)......... 5.500/14.000   11/01/26      3,350,520
  5,305    New York City Transitional Future Tax
           Secd Ser C (AMBAC Insd)...............        5.250   08/01/20      5,730,196
  2,000    New York City Transitional Future Tax
           Secd Ser C (AMBAC Insd)...............        5.250   08/01/22      2,136,560
  4,545    New York City Transitional Future Tax
           Secd Ser D (MBIA Insd)................        5.250   02/01/21      4,895,101
  2,500    New York St Dorm Auth Lease Rev Muni
           Hlth Fac Impt Pgm Ser A (FSA Insd)....        5.500   05/15/25      2,695,150
  1,250    New York St Dorm Auth Lease Rev St
           Univ Dorm Fac Ser C (MBIA Insd).......        5.500   07/01/29      1,360,900
 13,500    New York St Dorm Auth Rev City Univ
           Sys Ser C.............................        7.500   07/01/10     16,368,210

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NEW YORK (CONTINUED)
$ 2,000    New York St Dorm Auth Rev Court Fac
           Lease Ser A...........................        5.375%  05/15/16  $   2,035,700
  3,000    New York St Dorm Auth Rev St Univ Ed
           Fac (Prerefunded @ 5/15/10) (FGIC
           Insd).................................        5.750   05/15/24      3,549,270
  2,000    New York St Dorm Auth Rev St Univ Ed
           Fac 1989 Res (MBIA Insd)..............        6.000   05/15/16      2,345,260
  2,330    New York St Dorm Auth Rev St Univ Ed
           Fac Ser B.............................        5.250   05/15/10      2,612,443
  2,800    New York St Environmental Fac
           Revolving Fds Ser C...................        5.000   07/15/21      2,948,652
  2,840    New York St Loc Govt Assistance Corp
           Ser E Rfdg............................        6.000   04/01/14      3,384,797
  3,000    New York St Med Care Fac Fin Agy Rev
           NY Hosp Mtg Ser A (Prerefunded @
           02/15/05) (AMBAC Insd)................        6.750   08/15/14      3,348,030
  5,875    New York St Med Care Fac Fin Agy Rev
           Saint Peter's Hosp Proj Ser A (AMBAC
           Insd).................................        5.375   11/01/20      6,083,386
  1,500    New York St Urban Dev Corp Rev Proj
           Cent for Indl Innovation Rfdg.........        5.500   01/01/13      1,694,925
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl
           Proj JFK Intl Arpt Terminal 6 (MBIA
           Insd).................................        5.750   12/01/22      3,269,640
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl
           Proj JFK Intl Arpt Terminal 6 (MBIA
           Insd).................................        5.750   12/01/25      3,266,490
  2,150    Triborough Brdg & Tunl Auth Gen Purp
           Ser A.................................        5.000   01/01/27      2,194,591
                                                                           -------------
                                                                             109,277,076
                                                                           -------------
           NORTH CAROLINA  5.0%
  2,000    Johnston Cnty, NC (FGIC Insd).........        5.900   03/01/19      2,324,620
  1,000    North Carolina Eastern Muni Pwr Agy
           Pwr Sys Rev Ser D.....................        6.750   01/01/26      1,089,000
 15,000    North Carolina Muni Pwr Agy No. 1
           Catawba Elec Rev Rfdg (MBIA Insd)
           (a)...................................        6.000   01/01/12     17,714,850
  2,500    North Carolina Muni Pwr Agy Ser A
           (MBIA Insd)...........................        5.250   01/01/19      2,707,725
                                                                           -------------
                                                                              23,836,195
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NORTH DAKOTA  0.4%
$ 1,925    North Dakota St Hsg Fin Agy Rev Hsg
           Fin Pgm Home Mtg Fin Ser B (MBIA
           Insd).................................        5.500%  07/01/29  $   1,988,102
                                                                           -------------

           OHIO  3.5%
  1,400    Bowling Green St Univ OH Gen Rcpt
           (FGIC Insd)...........................        5.750   06/01/12      1,603,938
  1,550    Cleveland, OH City Sch Dist Rev Antic
           Nts (AMBAC Insd)......................        6.000   06/01/04      1,630,864
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton
           Inc Proj..............................        7.500   01/01/30      1,109,430
  1,000    Delaware Cnty, OH Cap Fac.............        6.000   12/01/25      1,155,160
  2,000    Franklin Cnty, OH Convention Fac Auth
           Tax & Lease Rev Antic Bds Rfdg (AMBAC
           Insd).................................        5.250   12/01/13      2,254,580
  1,000    Hamilton, OH One Renaissance Ctr Ser A
           (AMBAC Insd)..........................        5.500   11/01/16      1,132,520
  1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth
           Oblig Group Ser A.....................        6.000   11/15/32      1,038,350
  1,250    Montgomery Cnty, OH Hosp Rev Grandview
           Hosp & Med Cent Hosp Rfdg (Escrowed to
           Maturity).............................        5.250   12/01/03      1,279,800
  1,000    Ohio St Air Quality Dev Auth Rev JMG
           Fdg Ltd Part Proj Rfdg (AMBAC Insd)...        6.375   04/01/29      1,078,720
  1,675    Ohio St Infrastructure Impt Ser A.....        5.500   08/01/13      1,943,402
  1,840    Pickerington, OH Loc Sch Dist Cap
           Apprec Sch Fac Contr (FGIC Insd)......      *         12/01/12      1,278,046
  1,000    University Cincinnati OH Gen Ser A
           (FGIC Insd)...........................        5.500   06/01/09      1,148,530
                                                                           -------------
                                                                              16,653,340
                                                                           -------------
           OKLAHOMA  2.4%
  1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (MBIA Insd)...........................        6.100   07/01/30      1,760,655
  1,575    Oklahoma City, OK Arpt Tr Jr Lien 27th
           Ser B (FSA Insd)......................        5.750   07/01/16      1,725,192
  2,305    Oklahoma St Cap Impt Auth St (MBIA
           Insd).................................        5.000   06/01/06      2,535,062

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           OKLAHOMA (CONTINUED)
$ 2,500    Pottawatomie Cnty, OK Dev Auth North
           Dear Creek Reservoir Proj (AMBAC
           Insd).................................        5.000%  07/01/23  $   2,606,150
  2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt
           Rev (AMBAC Insd)......................        6.250   11/01/22      2,678,985
                                                                           -------------
                                                                              11,306,044
                                                                           -------------
           OREGON  3.1%
  4,000    Oregon Hlth Sciences Univ Insd Ser A
           (MBIA Insd)...........................        5.250   07/01/22      4,276,560
  3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).................................        5.250   11/01/17      3,284,730
  2,120    Oregon St Veterans Welfare Ser 76A....        6.050   10/01/28      2,227,314
  1,190    Portland, OR Cmnty College Dist Ser
           B.....................................        5.250   06/01/12      1,337,929
  1,985    Portland, OR Urban Renewal & Redev
           Downtown Wtrfront Ser A (AMBAC Insd)..        5.750   06/15/16      2,289,142
  1,000    Washington Multnomah & Yamhill (MBIA
           Insd).................................        5.000   06/01/13      1,097,210
                                                                           -------------
                                                                              14,512,885
                                                                           -------------
           PENNSYLVANIA  3.9%
  1,250    Allegheny Cnty, PA Ctf Part (AMBAC
           Insd).................................        5.000   12/01/28      1,278,213
  1,250    Allegheny Cnty, PA San Auth Swr Rev
           (MBIA Insd)...........................        5.750   12/01/16      1,442,363
  4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
           Insd).................................      *         09/01/19      2,170,163
  3,865    Falls Twp, PA Hosp Auth Hosp Rev DE
           Vly Med Rfdg (FHA Gtd) (a)............        7.000   08/01/22      4,104,630
  1,905    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..........................      *         09/15/16      1,060,171
  1,710    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..........................      *         03/15/19        810,335
  1,385    Harrisburg, PA Cap Apprec Ser F Rfdg
           (AMBAC Insd)..........................      *         09/15/19        641,075
  1,500    Penn Cambria Sch Dist PA Cap Apprec
           (FGIC Insd)...........................      *         08/15/20        654,960
     60    Penn Hills, PA (Prerefunded @
           12/01/07) (FGIC Insd).................        5.900   12/01/17         69,664
  1,000    Pennsylvania St Higher Edl Fac Auth
           College & Univ Rev Bryn Mawr College
           (MBIA Insd)...........................        5.625   12/01/27      1,102,220

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,000    Philadelphia, PA Auth Indl Dev
           Philadelphia Arpt Sys Proj Ser A (FGIC
           Insd).................................        5.125%  07/01/19  $   1,042,960
  1,400    Philadelphia, PA Sch Dist Ser A (FSA
           Insd).................................        5.750   02/01/12      1,613,514
    365    Pittsburgh & Allegheny Cnty, PA Pub
           Aud Hotel Room (AMBAC Insd)...........        4.500   02/01/29        354,937
  1,500    Pittsburgh, PA Ser A (Prerefunded @
           09/01/09) (FGIC Insd).................        5.750   09/01/23      1,758,255
  1,005    Southeast Delco Sch Dist PA Cap Apprec
           (MBIA Insd)...........................      *         02/01/17        542,770
                                                                           -------------
                                                                              18,646,230
                                                                           -------------
           RHODE ISLAND  0.9%
  1,490    Providence, RI Redev Agy Rev Pub
           Safety & Muni Bldgs Ser A (AMBAC
           Insd).................................        5.500   04/01/14      1,681,048
  2,420    Rhode Island St Cons Cap Dev Ln Ser
           A.....................................        5.000   08/01/12      2,475,176
                                                                           -------------
                                                                               4,156,224
                                                                           -------------
           SOUTH CAROLINA  3.7%
  2,275    Beaufort Cnty, SC Tax Incre New River
           Redev Proj Area (MBIA Insd)...........        5.500   06/01/19      2,530,050
  2,375    Berkeley Cnty, SC Sch Dist Ctfs Part
           Berkeley Sch Facs Grp Inc (MBIA
           Insd).................................        5.250   02/01/16      2,584,404
  2,700    Charleston Cnty, SC Solid Waste (MBIA
           Insd).................................        6.000   01/01/14      2,933,766
  3,750    South Carolina Jobs Econ Dev Auth Indl
           Rev Proj Ser B (AMBAC Insd)...........        5.450   11/01/32      3,916,200
  3,500    South Carolina Jobs Econ Elec & Gas Co
           Proj Ser A (AMBAC Insd)...............        5.200   11/01/27      3,667,055
  2,000    South Carolina St Pub Svc Auth Rev Ser
           D Rfdg (FSA Insd).....................        5.000   01/01/20      2,115,360
                                                                           -------------
                                                                              17,746,835
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           SOUTH DAKOTA  0.8%
$ 1,375    Deadwood, SD Ctf Part (ACA Insd)......        6.375%  11/01/20  $   1,490,748
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Childrens Care Hosp Rfdg..............        6.125   11/01/29      1,054,540
  1,000    South Dakota St Hlth & Ed Fac Auth
           Vocational Ed Pgm Ser A (AMBAC Insd)..        5.400   08/01/13      1,125,100
                                                                           -------------
                                                                               3,670,388
                                                                           -------------
           TENNESSEE  2.4%
  1,500    Johnson City, TN Hlth & Ed Fac Brd
           Hosp Rev First Mtg Mtn States Rfdg
           (MBIA Insd)...........................        7.500   07/01/25      1,904,775
  3,000    Memphis, TN Gen Impt (c)..............        5.000   05/01/20      3,173,760
  5,500    Montgomery Cnty, TN Pub Impt Rfdg
           (FGIC Insd) (a).......................        5.500   05/01/16      6,222,920
                                                                           -------------
                                                                              11,301,455
                                                                           -------------
           TEXAS  10.4%
  2,685    Beaumont, TX Wtrwks & Swr Sys (FGIC
           Insd).................................        6.250   09/01/15      3,193,351
  1,250    Brazos River Auth TX Pollutn Adj TXU
           Elec Co Proj Ser C Rfdg...............        5.750   05/01/36      1,230,563
  1,275    Cameron Cnty, TX Ctf Oblig (AMBAC
           Insd).................................        5.750   02/15/13      1,461,928
  3,000    Dallas Cnty, TX Util & Reclamation
           Dist Ser B Rfdg (AMBAC Insd)..........        5.875   02/15/29      3,196,920
  2,000    Dallas, TX Wtrwks & Swr Sys Rev
           Rfdg..................................        5.750   10/01/17      2,286,420
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev
           Impt Jt Ser A Rfdg (FGIC Insd) (a)....        5.500   11/01/31      4,172,320
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt
           Ser A (FGIC Insd) (a).................        5.750   11/01/30      4,269,680
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser
           A (FSA Insd)..........................        5.625   07/01/30      1,041,780
  2,000    Houston, TX Arpt Sys Rev Sub Lien Ser
           A (FSA Insd) (a)......................        5.125   07/01/32      2,018,800
  3,000    Houston, TX Hotel Occupancy Tax & Spl
           Rev Convention & Entmt Ser B (AMBAC
           Insd).................................        5.750   09/01/15      3,424,800
  1,500    Houston, TX Pub Impt Rfdg (FSA
           Insd).................................        5.750   03/01/15      1,715,580
  1,925    Houston, TX Wtr & Swr Sys Rev Jr Lien
           Ser C (FGIC Insd).....................        5.375   12/01/27      2,044,985
  1,500    Metropolitan Hlth Fac Dev Corp TX
           Wilson N Jones Mem Hosp Proj..........        7.250   01/01/31      1,356,360

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           TEXAS (CONTINUED)
$ 1,500    North Cent TX Hlth Fac Dev Hosp Baylor
           Hlthcare Sys Proj Ser A...............        5.125%  05/15/29  $   1,509,780
  4,000    North Cent TX Hlth Fac Dev Hosp
           Childrens Med Ctr Dallas (AMBAC
           Insd).................................        5.250   08/15/32      4,126,480
  3,000    San Antonio, TX Elec & Gas Sys Rfdg...        5.375   02/01/16      3,324,090
  2,750    Texas St Vets Housing Assistance Pgm
           Vet Ser B (FHA Gtd)...................        6.100   06/01/31      2,958,203
  3,000    University of TX Univ Rev Fin Sys Ser
           A.....................................        5.250   08/15/20      3,249,090
  2,300    University of TX Univ Rev Fin Sys Ser
           C.....................................        5.375   08/15/19      2,501,710
                                                                           -------------
                                                                              49,082,840
                                                                           -------------
           UTAH  1.9%
    255    Utah St Hsg Fin Agy Single Family Mtg
           Mezzanine Issue H1 (AMBAC Insd).......        6.000   07/01/12        270,257
  3,625    Utah St Ser A.........................        5.000   07/01/07      4,047,856
  4,000    Utah St Ser B Rfdg....................        5.250   07/01/08      4,537,440
                                                                           -------------
                                                                               8,855,553
                                                                           -------------
           VIRGINIA  0.5%
  1,320    Fairfax Cnty, VA Ctf Part.............        5.300   04/15/23      1,378,106
  1,000    Henrico Cnty, VA Indl Dev Auth Pub Fac
           Lease Rev Henrico Cnty Regl Jail Proj
           (Prerefunded @ 08/01/05)..............        7.125   08/01/21      1,145,580
                                                                           -------------
                                                                               2,523,686
                                                                           -------------
           WASHINGTON  5.6%
  3,245    Clark Cnty, WA Sch Dist 114 (FSA
           Insd).................................        5.500   12/01/15      3,674,735
  2,500    Energy Northwest WA Elec Rev Proj No.
           3 Ser A Rfdg (FSA Insd)...............        5.500   07/01/18      2,754,100
  5,360    Energy Northwest WA Elec Rev Proj No.
           3 Ser B Rfdg (FSA Insd) (a)...........        6.000   07/01/16      6,218,190
  1,485    Pierce Cnty, WA (AMBAC Insd)..........        5.750   08/01/14      1,708,997
  1,000    Port Seattle, WA Rev Ser B (MBIA
           Insd).................................        5.625   02/01/24      1,053,390
  1,435    Radford Ct Pptys WA Student Hsg Rev
           (MBIA Insd)...........................        6.000   06/01/15      1,683,312
  1,585    Radford Ct Pptys WA Student Hsg Rev
           (MBIA Insd)...........................        6.000   06/01/16      1,859,268
  1,150    Seattle, WA Muni Lt & Pwr Rev.........        5.250   12/01/08      1,299,489
  1,315    Seattle, WA Muni Lt & Pwr Rev.........        5.500   12/01/09      1,504,952
  1,410    Seattle, WA Muni Lt & Pwr Rev.........        5.625   12/01/18      1,542,667

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           WASHINGTON (CONTINUED)
$ 1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg
           (FSA Insd)............................        5.750%  01/01/15  $   1,535,207
  1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg
           (FSA Insd)............................        5.500   01/01/12      1,887,551
                                                                           -------------
                                                                              26,721,858
                                                                           -------------
           WEST VIRGINIA  0.7%
  3,000    Marshall Cnty, WV Pollutn Ctl Rev OH
           Pwr Co Proj Ser C (MBIA Insd).........        6.850   06/01/22      3,102,300
                                                                           -------------

           WISCONSIN  1.2%
  1,775    De Pere, WI Uni Sch Dist Rfdg (FGIC
           Insd).................................        5.000   10/01/13      1,939,223
  1,340    Oconto Falls, WI Pub Sch Dist Ser A
           Rfdg (Prerefunded @ 03/01/11) (FSA
           Insd).................................        5.750   03/01/15      1,566,514
  2,000    Southeast WI Professional Baseball Pk
           Dist Sales Tax Rev Ser A Rfdg (MBIA
           Insd).................................        5.500   12/15/20      2,303,760
                                                                           -------------
                                                                               5,809,497
                                                                           -------------
           WYOMING  0.1%
    240    Wyoming Cmnty Dev Auth Hsg Rev Ser
           2.....................................        6.350   06/01/29        254,359
                                                                           -------------

           GUAM  0.7%
  3,000    Guam Pwr Auth Rev Ser A (AMBAC
           Insd).................................        5.250   10/01/34      3,151,290
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           PUERTO RICO  0.2%
$ 1,110    Puerto Rico Comwlth Aqueduct & Swr
           Auth Rev Rfdg.........................        5.000%  07/01/15  $   1,150,793
                                                                           -------------

TOTAL LONG-TERM INVESTMENTS  152.1%
  (Cost $652,715,852)....................................................    720,675,245

SHORT-TERM INVESTMENTS  0.4%
  (Cost $1,800,000)......................................................      1,800,000
                                                                           -------------

TOTAL INVESTMENTS  152.5%
  (Cost $654,515,852)....................................................    722,475,245
OTHER ASSETS IN EXCESS OF LIABILITIES  3.5%..............................     16,325,278
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.0%)..............   (265,111,064)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $ 473,689,459
                                                                           =============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.
XLCA--XL Capital Assurance Inc.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $654,515,852).......................  $722,475,245
Cash........................................................       306,772
Receivables:
  Investments Sold..........................................    13,615,657
  Interest..................................................    10,838,211
Other.......................................................         1,374
                                                              ------------
    Total Assets............................................   747,237,259
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     7,253,080
  Variation Margin on Futures...............................       475,469
  Investment Advisory Fee...................................       361,613
  Administrative Fee........................................        30,134
  Affiliates................................................        12,217
Trustees' Deferred Compensation and Retirement Plans........       208,436
Accrued Expenses............................................        95,787
                                                              ------------
    Total Liabilities.......................................     8,436,736
Preferred Shares (including accrued distributions)..........   265,111,064
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $473,689,459
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($473,689,459 divided by
  27,013,149 shares outstanding)............................  $      17.54
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 27,013,149 shares issued and
  outstanding)..............................................  $    270,131
Paid in Surplus.............................................   399,280,859
Net Unrealized Appreciation.................................    67,562,793
Accumulated Net Realized Gain...............................     2,891,623
Accumulated Undistributed Net Investment Income.............     3,684,053
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $473,689,459
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 10,600 issued with liquidation preference of
  $25,000 per share)........................................  $265,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $738,689,459
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $18,074,743
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,177,816
Preferred Share Maintenance.................................      349,791
Administrative Fee..........................................      181,486
Trustees' Fees and Related Expenses.........................       38,182
Legal.......................................................       27,862
Custody.....................................................       21,905
Other.......................................................      162,398
                                                              -----------
    Total Expenses..........................................    2,959,440
                                                              -----------
NET INVESTMENT INCOME.......................................  $15,115,303
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 5,004,749
  Futures...................................................   (1,846,937)
                                                              -----------
Net Realized Gain...........................................    3,157,812
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   58,340,737
                                                              -----------
  End of the Period:
    Investments.............................................   67,959,393
    Futures.................................................     (396,600)
                                                              -----------
                                                               67,562,793
                                                              -----------
Net Unrealized Appreciation During the Period...............    9,222,056
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,379,868
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,809,305)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $25,685,866
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 15,115,303        $ 31,800,167
Net Realized Gain..................................      3,157,812           9,316,751
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      9,222,056          (4,384,608)
Distributions to Preferred Shareholders:
  Net Investment Income............................     (1,022,984)         (2,695,352)
  Net Realized Gain................................       (786,321)         (1,890,883)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     25,685,866          32,146,075
Distributions to Common Shareholders:
  Net Investment Income............................    (14,910,001)        (27,767,715)
  Net Realized Gain................................     (8,706,338)         (5,764,605)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................      2,069,527          (1,386,245)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    471,619,932         473,006,177
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,684,053
  and $4,501,735, respectively)....................   $473,689,459        $471,619,932
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED
                                                         APRIL 30,    -------------------
                                                            2003      2002 (a)     2001
                                                         --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................  $ 17.46     $ 17.51     $ 16.22
                                                          -------     -------     -------
  Net Investment Income.................................      .56        1.18        1.25
  Net Realized and Unrealized Gain/Loss.................      .46         .18        1.24
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income...............................     (.04)       (.10)       (.32)
    Net Realized Gain...................................     (.03)       (.07)        -0-
                                                          -------     -------     -------
Total from Investment Operations........................      .95        1.19        2.17
Distributions Paid to Common Shareholders:
    Net Investment Income...............................     (.55)      (1.03)       (.88)
    Net Realized Gain...................................     (.32)       (.21)        -0-
                                                          -------     -------     -------
NET ASSET VALUE, END OF THE PERIOD......................  $ 17.54     $ 17.46     $ 17.51
                                                          =======     =======     =======
Common Share Market Price at End of the Period..........  $ 16.16     $ 15.80     $ 14.94
Total Return (b)........................................    8.04%*     14.56%      16.85%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..................................  $ 473.7     $ 471.6     $ 473.0
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c).....................................    1.28%       1.41%       1.55%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c).......................    6.53%       6.89%       7.37%
Portfolio Turnover......................................      15%*        33%         29%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)..................................     .82%        .89%        .98%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).......................    6.09%       6.30%       5.49%
SENIOR SECURITIES:
Total Preferred Shares Outstanding......................   10,600      10,600      10,600
Asset Coverage Per Preferred Share (e)..................  $69,698     $69,511     $69,623
Involuntary Liquidating Preference Per Preferred
  Share.................................................  $25,000     $25,000     $25,000
Average Market Value Per Preferred Share................  $25,000     $25,000     $25,000

* Non-Annualized

(a) As required effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2000       1999       1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
    $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03   $  17.95   $  15.56
    --------   --------   --------   --------   --------   --------   --------   --------
        1.32       1.33       1.35       1.37       1.38       1.42       1.43       1.45
         .64      (1.94)       .42        .74        .11       1.65      (2.84)      2.42
        (.40)      (.32)      (.34)      (.35)      (.35)      (.38)      (.30)      (.29)
         -0-       (.02)      (.02)       -0-        -0-        -0-       (.01)      (.03)
    --------   --------   --------   --------   --------   --------   --------   --------
        1.56       (.95)      1.41       1.76       1.14       2.69      (1.72)      3.55
        (.97)      (.99)     (1.00)     (1.05)     (1.14)     (1.14)     (1.14)     (1.08)
         -0-       (.07)      (.06)       -0-        -0-        -0-       (.06)      (.08)
    --------   --------   --------   --------   --------   --------   --------   --------
    $  16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03   $  17.95
    ========   ========   ========   ========   ========   ========   ========   ========
    $13.5625   $13.6875   $  17.00   $ 16.125   $ 15.813   $  15.75   $  14.00   $ 17.375
       6.41%    -13.97%     12.40%      8.92%      7.84%     21.15%    -13.12%     25.40%
    $  438.1   $  422.2   $  476.6   $  467.0   $  447.8   $  447.9   $  406.1   $  485.0
       1.68%      1.61%      1.58%      1.60%      1.62%      1.68%      1.63%      1.59%
       8.44%      7.87%      7.73%      8.16%      8.37%      8.96%      8.63%      8.56%
         31%        33%        29%        40%        30%        15%        20%        20%
       1.03%      1.02%      1.01%      1.01%      1.02%      1.04%      1.03%      1.01%
       5.86%      6.00%      5.80%      6.06%      6.24%      6.55%      6.79%      6.87%
      10,600     10,600      5,300      5,300      5,300      5,300      5,300      5,300
    $ 66,332   $ 64,827   $139,932   $138,116   $134,491   $134,501   $126,614   $141,509
    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust has $3,128,880 of when issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $653,723,493
                                                                ============
Gross tax unrealized appreciation...........................    $ 69,383,214
Gross tax unrealized deprecation............................        (631,462)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 68,751,752
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary income...........................................    $1,959,846
  Long-term capital gain....................................     5,867,289
                                                                ----------
                                                                $7,827,135
                                                                ==========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................     1,106,072
Undistributed long-term capital gain........................     8,533,798

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $17,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $33,000 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $104,544,967 and $104,043,777, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................      1,039
Futures Opened..............................................      1,983
Futures Closed..............................................     (2,057)
                                                                 ------
Outstanding at April 30, 2003...............................        965
                                                                 ======

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The futures contracts outstanding as of April 30, 2003, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  10-Year U.S. Treasury Notes Future June 2003
    (Current Notional Value of $115,125 per contract).......     185         $ (54,263)
  5-Year U.S. Treasury Notes Future June 2003
    (Current Notional Value of $113,750 per contract).......     780          (342,337)
                                                                 ---         ---------
                                                                 965         $(396,600)
                                                                 ===         =========

5. PREFERRED SHARES

The Trust has outstanding 10,600 Auction Preferred Shares ("APS") in four series. Series A, B, and C contain 3,000 shares each while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is currently reset through an auction process. The dividend period is 28 days for Series A, B, C and D. The average rate in effect on April 30, 2003 was 1.069%. During the six months ended April 30, 2003, the rates ranged from 0.970% to 2.100%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TRUST FOR INVESTMENT
GRADE MUNICIPALS

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VGM SAR 6/03                                                   Member NASD/SIPC.
                                                                11163F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust for Investment Grade Municipals
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003